THE KP FUNDS

                            KP SMALL CAP EQUITY FUND
                          KP INTERNATIONAL EQUITY FUND
                                 (THE "FUNDS")

                       SUPPLEMENT DATED JANUARY 30, 2018
    TO THE PROSPECTUS DATED MAY 1, 2017, AS SUPPLEMENTED (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
    IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

DeForest Hinman no longer serves as portfolio manager of the KP Small Cap Equity Fund. In addition, the Board of Trustees of The KP Funds has approved a new investment sub-advisory agreement between Callan and William Blair Investment Management, LLC ("William Blair"), with respect to the KP International Equity Fund. In connection with the approval, William Blair now serves as sub-adviser to the KP International Equity Fund.

Accordingly, effective immediately, the Prospectus is hereby amended and supplemented as follows:

1.   ALL REFERENCES TO DEFOREST HINMAN ARE DELETED.

2. THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE KP INTERNATIONAL EQUITY FUND'S "PRINCIPAL INVESTMENT STRATEGIES" SECTION IS DELETED AND REPLACED WITH THE FOLLOWING:

For purposes of the Fund's 80% policy, equity securities consist of common stocks, bonds, notes and debentures convertible into common stocks (i.e., convertible securities), depositary receipts, and derivatives with economic characteristics similar to equity securities.

3. THE LAST SENTENCE OF THE THIRD PARAGRAPH OF THE KP INTERNATIONAL EQUITY FUND'S "PRINCIPAL INVESTMENT STRATEGIES" SECTION IS DELETED AND REPLACED WITH THE FOLLOWING:

Each of the seven Sub-strategies is described below:

4. THE FOLLOWING IS ADDED AT THE END OF THE KP INTERNATIONAL EQUITY FUND'S "PRINCIPAL INVESTMENT STRATEGIES" SECTION:

Active Emerging Markets Equity #2: William Blair Investment Management, LLC ("William Blair") manages a portion of the Fund's assets allocated to the Active Emerging Markets Equity #2 Sub-strategy. The primary objective for the Sub-strategy is to outperform the MSCI Emerging Markets Index consistently over time. No assurances can be given that this objective will be achieved. The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index comprised of equity securities issued by companies from 23 emerging market countries. It is designed to be a broad measure of emerging market equity performance.

Under normal circumstances, William Blair will seek to invest the Sub-strategy's assets in emerging markets securities. William Blair intends to invest primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by emerging market companies of all sizes, that William Blair believes have above-average growth, profitability and quality characteristics. William Blair will seek investment opportunities in companies at different stages of development, ranging from large, well-established companies to smaller companies at earlier stages of development, that are leaders in their country, industry or globally in terms of products, services or execution.

In choosing investments, William Blair will perform fundamental company analysis and will focus on stock selection. William Blair generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

William Blair will vary the sector and geographic diversification based upon William Blair's ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, William Blair will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

5. THE FOLLOWING IS ADDED IN THE APPROPRIATE ALPHABETICAL ORDER OF THE KP INTERNATIONAL EQUITY FUND'S "INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS" SECTION:

WILLIAM BLAIR INVESTMENT MANAGEMENT, LLC:

Todd M. McClone, CFA, a Partner of William Blair, has managed the portion of the Fund's assets allocated to William Blair since 2017.

Jack Murphy, CFA, a Partner of William Blair, has managed the portion of the Fund's assets allocated to William Blair since 2017.

Jeffrey A. Urbina, CFA, a Partner of William Blair, has managed the portion of the Fund's assets allocated to William Blair since 2017.

6. THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE KP INTERNATIONAL EQUITY FUND'S "MORE INFORMATION ABOUT THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS - THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES - INTERNATIONAL FUND" SECTION IS DELETED AND REPLACED WITH THE
     FOLLOWING:

For purposes of the International Fund's 80% policy, equity securities consist of common stocks, bonds, notes and debentures convertible into common stocks (i.e., convertible securities), depositary receipts, and derivatives with economic characteristics similar to equity securities.

7. THE FOURTH PARAGRAPH OF THE KP INTERNATIONAL EQUITY FUND'S "MORE INFORMATION ABOUT THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS - THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES - INTERNATIONAL FUND" SECTION IS DELETED AND REPLACED WITH THE
     FOLLOWING:

As of the date of this prospectus, the International Fund employs the following six sub-advisers to manage separate Sub-strategies that, in the Adviser's view, complement one another: SSGA Funds Management, Inc. ("SSGA FM"), MFS Investment Management ("MFS"), Marathon Asset Management LLP ("Marathon-London"), Acadian Asset Management LLC ("Acadian"), Sprucegrove Investment Management Ltd. ("Sprucegrove") and William Blair Investment Management, LLC ("William Blair"). The Adviser seeks, through its allocation among Sub-strategies, to outperform the International Fund's benchmark with a similar level of risk. Each of the seven Sub-strategies is described below:

8. THE FOLLOWING IS ADDED AT THE END OF THE KP INTERNATIONAL EQUITY FUND'S "MORE INFORMATION ABOUT THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS - THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES - INTERNATIONAL FUND" SECTION:

Active Emerging Markets Equity #2: William Blair Investment Management, LLC ("William Blair") manages a portion of the Fund's assets allocated to the Active Emerging Markets Equity #2 Sub-strategy. The primary objective for the Sub-strategy is to outperform the MSCI Emerging Markets Index consistently over time. No assurances can be given that this objective will be achieved. The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index comprised of equity securities issued by companies from 23 emerging market countries. It is designed to be a broad measure of emerging market equity performance.

Under normal circumstances, William Blair will seek to invest the Sub-strategy's assets in emerging markets securities. William Blair intends to invest primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by emerging market companies of all sizes, that William Blair believes have above-average growth, profitability and quality characteristics. William Blair will seek investment opportunities in companies at different stages of development, ranging from large, well-established companies to smaller companies at earlier stages of development, that are leaders in their country, industry or globally in terms of products, services or execution. William Blair considers emerging market companies to be companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. For purposes of the Sub-Strategy, emerging markets currently include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Sub-Strategy's investments are normally allocated among at least six different countries and no more than 50% of the Sub-strategy's equity holdings may be invested in securities of issuers in one country at any given time

In choosing investments, William Blair will perform fundamental company analysis and will focus on stock selection. William Blair generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

William Blair will vary the sector and geographic diversification based upon William Blair's ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, William Blair will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

9. IN THE "INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS" SECTION, THE FOLLOWING IS ADDED AT THE END OF THE DESCRIPTION OF THE KP INTERNATIONAL EQUITY FUND'S SUB-ADVISERS AND PORTFOLIO MANAGERS:

WILLIAM BLAIR INVESTMENT MANAGEMENT, LLC, 150 North Riverside Plaza, Chicago, Illinois 60606, serves as investment sub-adviser to a portion of the assets of the KP International Equity Fund. As of October 31, 2017, William Blair and the Investment Management division of affiliate William Blair & Company, L.L.C. had approximately $73.9 billion in assets under management.

PORTFOLIO MANAGERS:

     Todd M. McClone, CFA, a Partner of William Blair, has managed a portion of the Fund's assets allocated to William Blair since 2017. Mr. McClone has been with William Blair since 2000 and was previously a senior Research Analyst specializing in international equity at Strong Capital Management. Prior to joining Strong Capital Management, Mr. McClone was a Corporate Finance Research Analyst at Piper Jaffray. At Piper Jaffray, Mr. McClone worked with the corporate banking financials team on a variety of transactions including initial public offerings, mergers and acquisitions and subordinated debt offerings, and issued fairness opinions and conducted private company valuations. Mr. McClone has the Chartered Financial Analyst designation and is a member of the CFA Institute. Mr. McClone received from the University of Wisconsin-Madison a Bachelor of Business Administration and a Bachelor of Arts.

     Jack Murphy, CFA, a Partner of William Blair, has managed a portion of the Fund's assets allocated to William Blair since 2017. Mr. Murphy joined William Blair in 2005 and was previously the Director of Research of the Global Equity Team, a Research Analyst covering mid-large cap non-U.S. consumer stocks and a Research Analyst covering sell-side research focusing on e-commerce and hardline retailers. Prior to joining William Blair in 2005, Mr. Murphy worked at Credit Suisse First Boston for nearly six years as an equity research analyst covering a broad range of retail companies. Before working at Credit Suisse First Boston, Mr. Murphy worked as an equity research analyst at Lehman Brothers and as an equity research associate at Salomon Brothers. Prior to sell-side research, Mr. Murphy worked as a financial analyst for General Electric Capital, having graduated from GE's Financial Management Program. Mr. Murphy has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Mr. Murphy earned a Bachelor of Arts in Economics, magna cum laude, from Villanova University.

     Jeffrey A. Urbina, CFA, a Partner of William Blair, has managed a portion of the Fund's assets allocated to William Blair since 2017. Mr. Urbina joined William Blair in 1996 as an international portfolio manager. From 1991 to 1996, he was Senior Vice President/Director of Emerging Market Research and a Portfolio Manager for the Van Kampen American Capital Navigator Fund, an emerging market equity fund listed in Luxembourg. During his five years at Van Kampen American Capital, he also served as Director of Research and was a member of the Investment Policy Committee. Before joining Van Kampen American Capital, Mr. Urbina spent ten years at Citicorp in various capacities, including as a Vice President in the commercial real estate group in Chicago and as commercial lending officer in the bank's Denver office. Mr. Urbina began his banking career at Harris N.A. in Chicago, where he was an International Banking officer. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Mr. Urbina earned a Bachelor of Arts from Northwestern University and a Master in Business Administration from Northwestern University's Kellogg Graduate School of Management.

10. WITH RESPECT TO THE KP INTERNATIONAL EQUITY FUND, ALL REFERENCES TO THE "ACTIVE EMERGING MARKETS EQUITY" ARE DELETED AND REPLACED WITH "ACTIVE EMERGING MARKETS EQUITY #1."


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 KPF-SK-035-0100

                                  THE KP FUNDS

KP RETIREMENT PATH 2015 FUND, KP RETIREMENT PATH 2020 FUND, KP RETIREMENT PATH 2025 FUND, KP RETIREMENT PATH 2030 FUND, KP RETIREMENT PATH 2035 FUND, KP RETIREMENT PATH 2040 FUND, KP RETIREMENT PATH 2045 FUND, KP RETIREMENT PATH
   2050 FUND, KP RETIREMENT PATH 2055 FUND, AND KP RETIREMENT PATH 2060 FUND
                                 (THE "FUNDS")

                       SUPPLEMENT DATED JANUARY 30, 2018
    TO THE PROSPECTUS DATED MAY 1, 2017, AS SUPPLEMENTED (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
    IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The Board of Trustees of The KP Funds has approved a new investment sub-advisory agreement between Callan and William Blair Investment Management, LLC ("William Blair"), with respect to the KP International Equity Fund. In connection with the approval, William Blair now serves as sub-adviser to the KP International Equity Fund.

Accordingly, effective immediately, the Prospectus is hereby amended and supplemented as follows:

1. THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE "THE FUNDS' INVESTMENTS IN UNDERLYING FUNDS - AFFILIATED UNDERLYING FUNDS - KP INTERNATIONAL EQUITY FUND - INVESTMENT STRATEGY" SECTION IS DELETED AND REPLACED WITH THE
     FOLLOWING:

For purposes of the Fund's 80% policy, equity securities consist of common stocks, bonds, notes and debentures convertible into common stocks (i.e., convertible securities), depositary receipts, and derivatives with economic characteristics similar to equity securities.

2. THE LAST SENTENCE OF THE THIRD PARAGRAPH OF THE "THE FUNDS' INVESTMENTS IN UNDERLYING FUNDS - AFFILIATED UNDERLYING FUNDS - KP INTERNATIONAL EQUITY FUND - INVESTMENT STRATEGY" SECTION IS DELETED AND REPLACED WITH THE
     FOLLOWING:

Each of the seven Sub-strategies is described below:

3. THE FOLLOWING IS ADDED AT THE END OF THE "THE FUNDS' INVESTMENTS IN UNDERLYING FUNDS - AFFILIATED UNDERLYING FUNDS - KP INTERNATIONAL EQUITY FUND" SECTION:

Active Emerging Markets Equity #2: William Blair Investment Management, LLC ("William Blair") manages a portion of the Fund's assets allocated to the Active Emerging Markets Equity #2 Sub-strategy. The primary objective for the Sub-strategy is to outperform the MSCI Emerging Markets Index consistently over time. No assurances can be given that this objective will be achieved. The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index comprised of equity securities issued by companies from 23 emerging market countries. It is designed to be a broad measure of emerging market equity performance.

Under normal circumstances, William Blair will seek to invest the Sub-strategy's assets in emerging markets securities. William Blair intends to invest primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by emerging market companies of all sizes, that William Blair believes have above-average growth, profitability and quality characteristics. William Blair will seek investment opportunities in companies at different stages of development, ranging from large, well-established companies to smaller companies at earlier stages of development, that are leaders in their country, industry or globally in terms of products, services or execution.

In choosing investments, William Blair will perform fundamental company analysis and will focus on stock selection. William Blair generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

William Blair will vary the sector and geographic diversification based upon William Blair's ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, William Blair will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

4. ALL REFERENCES TO THE "ACTIVE EMERGING MARKETS EQUITY" ARE DELETED AND REPLACED WITH "ACTIVE EMERGING MARKETS EQUITY #1."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 KPF-SK-037-0100

                                  THE KP FUNDS

                            KP SMALL CAP EQUITY FUND
                          KP INTERNATIONAL EQUITY FUND
                                  (THE "FUNDS")

                       SUPPLEMENT DATED JANUARY 30, 2018
                                     TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2017, AS SUPPLEMENTED
                                  (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
           IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

DeForest Hinman no longer serves as portfolio manager of the KP Small Cap Fund. In addition, the Board of Trustees of The KP Funds has approved a new investment sub-advisory agreement between Callan and William Blair Investment Management, LLC ("William Blair"), with respect to the KP International Equity Fund. In connection with the approval, William Blair now serves as sub-adviser to the KP International Equity Fund.

Accordingly, effective immediately, the SAI is hereby amended and supplemented as follows:

1.   ALL REFERENCES TO DEFOREST HINMAN ARE DELETED.

2. "WILLIAM BLAIR INVESTMENT MANAGEMENT, LLC" IS ADDED IN THE APPROPRIATE ALPHABETICAL ORDER TO THE LIST OF INVESTMENT SUB-ADVISERS ON THE COVER PAGE.

3. IN "THE ADVISER AND THE SUB-ADVISERS" SECTION, THE FOLLOWING IS ADDED IN THE APPROPRIATE ALPHABETICAL ORDER TO THE DESCRIPTION OF THE SUB-ADVISERS:

WILLIAM BLAIR INVESTMENT MANAGEMENT, LLC-- William Blair Investment Management, LLC ("William Blair"), located at 150 North Riverside Plaza, Chicago, Illinois 60606, serves as a Sub-Adviser to a portion of the assets of the KP International Equity Fund. William Blair is an independent investment management firm and is affiliated with William Blair & Company, LLC, a 100% active-employee owned firm founded in 1935. The legal structure is a limited liability company, 100% owned by WBC Holdings, L.P., a limited partnership. As of October 31, 2017, William Blair and the Investment Management division of affiliate William Blair & Company, L.L.C. had approximately $73.9 billion in assets under management.

4. In "The Adviser and the Sub-Advisers" section, the following is added in the appropriate alphabetical order to the description of portfolio management:

WILLIAM BLAIR

COMPENSATION. The Adviser pays William Blair a fee based on the assets under management of the KP International Equity Fund as set forth in an investment sub-advisory agreement between William Blair and the Adviser. William Blair pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the KP International Equity Fund. The following information relates to the period ended October 31, 2017. The compensation of William Blair's portfolio managers is based on the firm's mission: "to achieve success for its clients." As of October 31, 2017, Mr. McClone's, Mr. Murphy's and Mr. Urbina's compensation consists of a fixed base salary, a share of the firm's profits and, in some instances, a discretionary bonus. The discretionary bonus as well as any potential changes to the partners' ownership stakes is determined by the head of William Blair's Investment Management Department, subject to the approval of William Blair's Executive Committee and based entirely on a qualitative assessment rather than a formula. The discretionary bonus rewards the specific accomplishments in the prior year, including short-term and long-term investment performance, quality of research ideas and other contributions to William Blair and its clients. Changes in ownership stake are based on an individual's sustained, multi-year contribution to long-term investment performance and to William Blair's revenue, profitability, intellectual capital and brand reputation. The compensation process is a subjective one that takes into account the factors described above. Portfolio managers do not receive any direct compensation based upon the performance of any individual client account, and no indexes are used to measure performance. In addition, there is no particular weighting or formula for evaluating the factors.

Ownership of Fund Shares. The KP International Equity Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

--------------------------------------------------------------------------------
NAME                                       DOLLAR RANGE OF FUND SHARES OWNED(1)
--------------------------------------------------------------------------------
Todd M. McClone, CFA                       None
--------------------------------------------------------------------------------
Jack Murphy, CFA                           None
--------------------------------------------------------------------------------
Jeffrey A. Urbina, CFA                     None
--------------------------------------------------------------------------------

(1)  Valuation Date is October 31, 2017.

OTHER ACCOUNTS. As of October 31, 2017, in addition to the KP International Equity Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:


------------------------------------------------------------------------------------------------------------------------------------
                                    REGISTERED
                               INVESTMENT COMPANIES                   OTHER POOLED
                               (EXCLUDING THE FUND)               INVESTMENT VEHICLES                   OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
                            NUMBER OF     TOTAL ASSETS         NUMBER OF    TOTAL ASSETS         NUMBER OF      TOTAL ASSETS
PORTFOLIO MANAGER           ACCOUNTS      (IN MILLIONS)        ACCOUNTS     (IN MILLIONS)        ACCOUNTS       (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
Todd M. McClone, CFA           5           $2,680.383             14         $5,906.196             16           $5,285.053
------------------------------------------------------------------------------------------------------------------------------------
Jack Murphy, CFA               5             $998.153              8         $2,437.289             13           $3,929.061
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey A. Urbina, CFA        10           $9,671.396             20         $7,797.589             48          $12,900.537
------------------------------------------------------------------------------------------------------------------------------------

CONFLICTS OF INTEREST. William Blair's portfolio managers' management of other accounts may give rise to potential conflicts of interest in connection with their management of the KP International Equity Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives as the KP International Equity Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the KP International Equity Fund. William Blair believes that it has designed policies and procedures to manage conflicts in an appropriate way.

A potential conflict of interest may arise as a result of William Blair's portfolio managers' day-to-day management of the KP International Equity Fund. Because of their positions with the KP International Equity Fund, the portfolio managers know the size, timing and possible market impact of the KP International Equity Fund's trades. It is theoretically possible that William Blair's portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the KP International Equity Fund. However, William Blair has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of William Blair's portfolio managers' management of the KP International Equity Fund and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the KP International Equity Fund. This conflict of interest may be exacerbated to the extent that William Blair or its portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than from the KP International Equity Fund. Notwithstanding this theoretical conflict of interest, it is William Blair's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, William Blair has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while William Blair's portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the KP International Equity Fund, such securities might not be suitable for the KP International Equity Fund given its investment objectives and related restrictions.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 KPF-SK-038-0100



                                       3